Equity-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes the equity-based compensation expense
Stock options			$ 3
Restricted stock units	4,099	3,746	4,032
Total	$ 4,099	$ 3,746	$ 4,035